Prepayments and Other Assets	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Assets

13. Prepayments and Other Assets

Prepayments and other assets include the balance of prepaid expenses, prepaid rent, prepaid issuance costs, and other assets. The current portion of these assets is included in prepayments and other current assets and the non-current portion is included in other non-current assets, both of which are contained within the accompanying consolidated balance sheets.

The current portion of prepayments and other current assets consisted of the following:

	As of December 31,
	2016	2017
	(In thousands)
Prepaid expenses	$2,783	$4,376
Prepaid insurance	447	660
Prepaid commissions	3,753	2,931
Other	711	2,046

Total	$7,694	$10,013

Other non-current assets consisted of the following:

	As of December 31,
	2016	2017
	(In thousands)
Prepaid expenses	$546	$3,210
Deposits	115	222
Note receivable	319	—
Other	—	110

Total	$980	$3,542